Credit Facilities, Subordinated – Related Parties (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Subordinated Borrowings [Abstract]
Maximum borrowing from lenders	$ 500,000
Accrued interest, percentage	0.00%
Imputed interest rate				12.00%
Outstanding borrowings			$ 150,000
Maturity date		Mar. 31, 2021	Mar. 31, 2021
Accrued interest			$ 85,737